SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Investment Trust


(Name of Registrant)

File No. 2-90649



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Canada Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 15,738,777


Aggregate Price:        262,981,325

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 15,738,777


Aggregate Price:        262,981,325


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      262,981,325


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (262,981,325)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Diversified International Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 18,596,100


Aggregate Price:        221,945,908

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 18,596,100


Aggregate Price:        221,945,908


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      221,945,908


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (221,945,908)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Emerging Markets Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 26,155,241


Aggregate Price:        408,593,408

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 26,155,241


Aggregate Price:        408,593,408


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      408,593,408


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (408,593,408)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Europe Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 3,800,646


Aggregate Price:        88,022,968


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 18,571,297


Aggregate Price:        389,689,439

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 18,571,297


Aggregate Price:        389,689,439


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      389,689,439


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (389,689,439)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity International Growth Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 34,511,041


Aggregate Price:        588,333,222

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 34,511,041


Aggregate Price:        588,333,222


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      588,333,222


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (588,333,222)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Worldwide Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 42,911,384


Aggregate Price:        563,600,133

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 42,911,384


Aggregate Price:        563,600,133


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      563,600,133


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (563,600,133)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Southeast Asia Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 23,184,715


Aggregate Price:        316,655,235

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 23,184,715


Aggregate Price:        316,655,235


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      316,655,235


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (316,655,235)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Pacific Basin Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 674,152


Aggregate Price:        10,698,798


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 38,200,261


Aggregate Price:        587,457,986

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 38,200,261


Aggregate Price:        587,457,986


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      587,457,986


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (587,457,986)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Overseas Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 21,587,045


Aggregate Price:        488,231,536


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 48,951,082


Aggregate Price:        1,356,198,094

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 47,560,838


Aggregate Price:        1,326,207,752


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      1,326,207,752


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (1,326,207,752)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Latin America Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 41,302,837


Aggregate Price:        432,002,425

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 41,302,837


Aggregate Price:        432,002,425


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      432,002,425


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (432,002,425)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Japan Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 27,676,410


Aggregate Price:        339,337,481

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 27,676,410


Aggregate Price:        339,337,481


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      339,337,481


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (339,337,481)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity International Value Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 16,269,212


Aggregate Price:        164,834,882

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 16,269,212


Aggregate Price:        164,834,882


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      164,834,882


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (112,089,977)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    52,744,905


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      10,548.98


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1.
Name and address of issuer:   Fidelity Investment Trust


82 Devonshire Street, Boston, MA, 02109


2.
Name of each series or class of funds for which this notice is filed:

Fidelity Europe Capital Appreciation Fund


3.
Investment Company Act File Number:   811-4008


        Securities Act File Number:   2-90649


4.
Last day of fiscal year for which this notice is filed:       October 31, 1995


5.
Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6.
Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.
Number and amount of securities of the same class or series which had been registered under the Securites Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

Number of Shares: 0


Aggregate Price:        0


8.
Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

Number of Shares: 0


Aggregate Price:        0


9.
Number and aggregate sale price of securities sold during the fiscal year:

Number of Shares: 26,489,106


Aggregate Price:        303,583,163

10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

Number of Shares: 26,489,106


Aggregate Price:        303,583,163


11.
Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.
Calculation of registration fee:

(i)
Aggregate sale price of securities sold during the fiscal

year in reliance on rule 24f-2 (from Item 10):      303,583,163


(ii)
Aggregate price of shares issued in connection with

dividend reinvestment plans (from Item 11, if applicable):  0


(iii)
Aggregate price of shares redeemed or repurchased during

the fiscal year (if applicable):        (303,583,163)


(iv)
Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to

rule 24e-2 (if applicable):   0


(v)
Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus

line (ii), less line (iii), plus line (iv)] (if applicable):    0


(vi)
Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see

Instruction C.6): 1/5000


(vii)
Fee due [line (i) or line (v) muliplied by line (vi)]:      0


Instruction:   Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60

days after the close of the issuer's fiscal year. See Instruction
C.3.

13.
Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

[n]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 19, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     John H. Costello


        Assistant Treasurer


Date        December 28, 1995



* Please print the name and title of the signing officer below the signature.

